Offsets	Aug. 31, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-298668
Initial Filing Date	Aug. 31, 2026
Fee Offset Claimed	$ 255,388.13
Explanation for Claimed Amount	Tempus AI, Inc. previously paid $255,388.13 upon the filing of its Registration Statement on Form S-4 on August 31, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Tempus AI, Inc.
Form or Filing Type	S-4
File Number	333-298668
Filing Date	Aug. 31, 2026
Fee Paid with Fee Offset Source	$ 255,388.13